VARIABLE INTEREST ENTITY ('VIE') (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross profit	$ 13,984,246	$ 16,302,329	$ 12,422,502
Net income	8,281,017	9,073,954	7,919,408
Variable Interest Entity [Member]
Revenues	30,191,069	23,834,129	18,531,178
Gross profit	13,984,246	16,302,329	12,422,502
Income from operations	10,874,269	11,153,956	8,317,465
Net income	9,831,118	10,747,395	7,919,408
Non-controlling interest	1,242,324
Net income attributable to VIE's	$ 8,588,794	$ 10,747,395	$ 7,919,408